Non-controlling Interests (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Net loss	$ (3,621,884)	$ (2,898,510)	$ (9,372,772)
Total comprehensive loss	(3,652,468)	(2,903,451)	(9,390,762)
Net comprehensive loss attributable to NCI	(3,550,856)	(2,957,017)	(9,034,664)
Non controlling Interests [Member]
Statement [Line Items]
Revenue	0	0	0
Net loss	(1,604,168)	(193,317)	(6,278,228)
Other comprehensive income (loss)	1	(5,503)	1,186
Total comprehensive loss	(1,604,167)	(198,820)	(6,277,042)
Net loss attributable to NCI	(101,596)	(9,478)	(356,571)
Net comprehensive loss attributable to NCI	$ (18)	$ (329)	$ 473